EQUITY-ACCOUNTED INVESTMENTS - Schedule of Total Assets and Total Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Total assets	$ 98,701	$ 94,809
Total Liabilities	63,727	58,353
Total for all joint ventures
Disclosure of associates [line items]
Total assets	28,178	20,827
Total Liabilities	13,840	8,498
Total for all joint ventures | Hydroelectric
Disclosure of associates [line items]
Total assets	2,274	2,063
Total Liabilities	852	698
Total for all joint ventures | Wind
Disclosure of associates [line items]
Total assets	7,643	4,151
Total Liabilities	4,618	2,573
Total for all joint ventures | Utility-scale solar
Disclosure of associates [line items]
Total assets	8,430	3,732
Total Liabilities	4,650	1,937
Total for all joint ventures | Distributed energy & storage
Disclosure of associates [line items]
Total assets	3,398	2,776
Total Liabilities	1,667	1,460
Total for all joint ventures | Sustainable solutions
Disclosure of associates [line items]
Total assets	6,433	8,105
Total Liabilities	$ 2,053	$ 1,830